Annual Total Returns - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	4.69%	2.32%	5.56%	(8.22%)	0.62%	4.24%	4.68%	0.71%	3.42%	(0.58%)
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	4.02%	3.26%	3.99%	(3.69%)	(0.32%)	2.75%	3.45%	1.26%	0.38%	0.05%
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.95%	6.24%	6.27%	(14.09%)	4.79%	5.59%	7.58%	1.88%	3.77%	1.14%
FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	2.70%	1.25%	5.50%	(11.05%)	0.74%	4.43%	6.64%	(0.16%)	4.63%	1.02%
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.10%	2.29%	6.35%	(10.91%)	2.33%	3.77%	6.36%	1.66%	2.62%	1.59%
FRANKLIN ALABAMA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.00%	1.40%	6.22%	(10.93%)	2.06%	4.57%	6.27%	0.59%	2.97%	1.87%
FRANKLIN GEORGIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	2.93%	1.72%	6.52%	(11.41%)	1.47%	4.26%	6.09%	0.53%	2.47%	1.20%
FRANKLIN LOUISIANA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	2.36%	2.11%	6.02%	(10.99%)	2.05%	4.16%	6.64%	1.08%	3.30%	0.63%
FRANKLIN MARYLAND TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	2.41%	1.95%	5.99%	(10.22%)	1.50%	3.48%	6.13%	1.15%	2.87%	1.14%
FRANKLIN MISSOURI TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.21%	2.45%	5.80%	(11.48%)	1.58%	4.46%	6.49%	1.40%	2.15%	1.35%
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.28%	1.91%	5.88%	(11.05%)	1.19%	4.42%	5.81%	1.21%	1.55%	1.14%
FRANKLIN VIRGINIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	2.03%	2.24%	5.91%	(11.48%)	0.64%	3.66%	5.75%	1.22%	1.51%	1.78%
FRANKLIN ARIZONA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.03%	2.37%	5.98%	(10.51%)	1.42%	4.31%	6.84%	0.86%	4.05%	1.00%
FRANKLIN COLORADO TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.33%	2.47%	6.08%	(10.98%)	1.50%	4.71%	6.40%	1.04%	2.77%	1.39%
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.51%	1.78%	6.45%	(11.56%)	1.37%	3.86%	4.97%	0.92%	1.93%	1.12%
FRANKLIN MICHIGAN TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.10%	1.96%	5.81%	(10.78%)	0.83%	5.03%	7.20%	0.87%	3.31%	1.25%
FRANKLIN MINNESOTA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	4.15%	1.38%	5.47%	(10.81%)	0.44%	4.97%	6.60%	0.26%	3.93%	0.26%
FRANKLIN OHIO TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.39%	2.06%	5.54%	(11.15%)	0.71%	4.90%	6.56%	0.68%	4.64%	0.93%
FRANKLIN OREGON TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	3.28%	1.92%	5.36%	(10.74%)	1.19%	4.83%	6.19%	0.67%	3.73%	0.98%
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	2.99%	2.05%	6.30%	(11.83%)	1.75%	4.21%	5.26%	1.34%	2.39%	1.79%